Income taxes	12 Months Ended
Mar. 25, 2017
Income Tax Disclosure [Abstract]
Income taxes
10.	Income taxes:

(a)	The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 25, 2017, the Company had no accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years 2011 through 2017 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of both its U.S. and Canadian net deferred tax assets in the future. As a result, the Company has a non-cash valuation allowance of $53.3 million against the majority of the Company’s net deferred tax assets.

In fiscal 2017, the Company reversed a net valuation allowance of $5.3 million related to Mayors on the basis of management’s reassessment of the amount of deferred tax assets that are more likely than not to be realized in the foreseeable future (1 to 3 years).

As of each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As of March 25, 2017 Mayors has three years of cumulative pre-tax income in the U.S. federal tax jurisdiction, as well as other positive indicators, and the Company determined that there is sufficient evidence to conclude that it is more likely than not that deferred income taxes of $5.3 million are realizable in the foreseeable future. It therefore reduced the valuation allowance accordingly.

The significant items comprising the Company’s net deferred tax assets at March 25, 2017 and March 26, 2016 are as follows:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016
	(In thousands)
Deferred tax assets:

Loss and tax credit carry forwards	$44,296	$39,710

Difference between book and tax basis of property and equipment	4,951	2,731

Interest expense limitations carry forward	7,190	10,697

Inventory allowances	383	417

Other reserves not currently deductible	1,045	807

Capital lease obligation	—	2,431

Expenses not currently deductible	776	667

Other	(27)	(175)

Net deferred tax asset before valuation allowance	58,614	57,285

Valuation allowance	(53,311)	(57,285)

Net deferred tax asset	$5,303	$—

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
	(In thousands)
Income tax expense (benefit):
Current	$26	$50	$77
Deferred	550	1,591	(2,636)
Valuation allowance	(5,853)	(1,591)	2,559

Income tax expense	$(5,277)	$50	$—

The Company’s current tax payable at March 25, 2017 was $(140,000), $35,000 for March 26, 2016, and nil for March 28, 2015.

The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 25, 2017	March 26, 2016	March 28, 2015
Canadian statutory rate	$(93)	$1,460	$(2,275)

Rate differential for U.S. operations	545	358	(443)

Utilization of unrecognized losses and other tax attributes	(7,404)	(1,768)	—

Valuation allowance on deferred tax assets	1,538	177	2,636

Permanent differences and other	137	(177)	82

Total	$(5,277)	$50	$—

(b)	At March 25, 2017, the Company had federal non-capital losses of CAD$24.5 million ($18.3 million in U.S. dollars) available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of CAD$260,000 ($194,000 in U.S. dollars) available to reduce future Canadian federal income taxes payable which will expire between 2023 and 2036.

(c)	As of March 25, 2017, Mayors and another of the Company’s US subsidiary have federal and state net operating loss carry forwards in the U.S. of approximately $106 million and $92.2 million, respectively. Due to Section 382 limitations from the change in ownership for the year ended March 29, 2003, the utilization of approximately $35.3 million of the pre-acquisition net operating loss carry forwards is limited to approximately $953,000 on an annual basis through 2022. The federal net operating loss carry forwards expire beginning in fiscal 2020 through fiscal 2034 and the state net operating loss carry forwards expire beginning in fiscal 2018 through fiscal 2034. Mayors also has an alternative minimum tax credit carry forward of approximately $1.1 million to offset future federal income taxes.